Biological assets (Tables)	12 Months Ended
Dec. 31, 2025
Biological Assets
Schedule of current biological assets

ThCh$

As of January 1, 2024
Historic cost	14,764,284
Book Value	14,764,284

As of December 31, 2024
Conversion effect	(173,046)
Acquisitions	34,634,429
Decreases due to harvesting	(33,400,203)
Others increases (decreases) (1)	1,057,642
Sub-Total	2,118,822
Book Value	16,883,106

As of December 31, 2024
Historic cost	16,883,106
Book Value	16,883,106

As of December 31, 2025
Conversion effect	(1,170,347)
Acquisitions	33,748,761
Decreases due to harvesting	(33,044,939)
Others increases (decreases) (1)	292,497
Sub-Total	(174,028)
Book Value	16,709,078

As of December 31, 2025
Historic cost	16,709,078
Book Value	16,709,078
(1)	Mainly corresponds to the financial effect of the application IAS 29 “Financial reporting in hyperinflationary economies”.